Derivatives - Derivatives that do not qualify for hedge accounting under GAAP included in the Balance Sheet at fair value (Details) - Not designated as hedging instrument - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Derivatives included in AFG' s Balance Sheet at fair value
Derivative asset, at fair value	$ 998	$ 268
Derivative liability, at fair value	3,735	2,723
MBS with embedded derivatives | Fixed maturities
Derivatives included in AFG' s Balance Sheet at fair value
Derivative asset, at fair value	74	84
Public company warrants | Equity securities
Derivatives included in AFG' s Balance Sheet at fair value
Derivative asset, at fair value	0	0
Fixed-indexed and variable-indexed annuities (embedded derivative) | Annuity benefits accumulated
Derivatives included in AFG' s Balance Sheet at fair value
Derivative liability, at fair value	3,730	2,720
Equity index call options | Equity index call options
Derivatives included in AFG' s Balance Sheet at fair value
Derivative asset, at fair value	924	184
Equity index put options | Other liabilities
Derivatives included in AFG' s Balance Sheet at fair value
Derivative liability, at fair value	1	1
Reinsurance contract (embedded derivative) | Other liabilities
Derivatives included in AFG' s Balance Sheet at fair value
Derivative liability, at fair value	$ 4	$ 2